                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145
                  ---------------------------------------------

                         STREETTRACKS INDEX SHARES FUNDS
                      (FORMERLY FRESCO INDEX SHARES FUNDS)
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       1 Lincoln Street, Boston, MA 02110
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)


                            Scott M. Zoltowski, Esq.
                       State Street Bank and Trust Company
                               One Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                    Copy to:

                              Stuart Strauss, Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                            New York, New York 10019



       Registrant's telephone number, including area code: (866) S-TRACKS

Date of fiscal year end:  September 30th

Date of reporting period:  March 31, 2005

ITEM 1: SHAREHOLDER REPORT
--------------------------

                                      [STREETTRACKS LOGO]
                                      Index Shares Funds














                                      SEMI-ANNUAL REPORT
                                      MARCH 31, 2005

                       [streetTRACKS Logo semi-annual report]
                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS shareholders,

After finishing 2004 with a flourish, global equity markets hesitated out of the gate in 2005, as year-end giddiness gave way to the sobering effects of a renewed climb in energy prices. But before the end of January, friendly bond markets and still-healthy earnings prospects helped sentiment to recover, spurring a global equity rally into early March. The gains did not last, however, amid record highs in crude oil futures, a sharply reduced profits outlook from auto giant General Motors, and fresh inflation concerns from the US Federal Open Market Committee. Each of these developments took a toll on investor risk appetites, putting bond and equity prices squarely on the defensive.

When the dust settled, the MSCI Europe Australasia and Far East(R) (EAFE) Index was little changed from the end of 2004, recording a loss of 0.2% as of quarter end. Still, EAFE handily outperformed equities in the US, as the S&P 500 notched a 2.1% loss for the first three months of 2005.

Despite the headwinds that faced global bond and stock markets at the end of this first half of the streetTRACKS fiscal year, ETF assets continued to grow. ETFs listed and traded on U.S. exchanges number 164 -- up from 148 just six months ago. Total assets under management topped $230.2 billion as of March 31, 2005, representing an increase of approximately $49 billion since September of 2004. The streetTRACKS family continued to share in the success of ETFs as well. Total assets invested in the streetTRACKS funds worldwide reached $3 billion, across 24 funds as of March 31, 2005.

We look forward to further growth in the ETF industry -- both in assets and in the number of ETF products available. We are fully committed to playing a leading role in working with investors and advisors to develop applications for ETFs that help you best pursue your investment goals. We look forward to a continued relationship built on trust and dedicated to delivering innovative products, and applications for those products, that best serve the needs of the investment community.

James Ross
President
streetTRACKS Series Trust

                       [streetTRACKS Logo semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES STOXX 50 INDEX FUND
The streetTRACKS Dow Jones STOXX 50 Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones STOXX 50 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The Fund performance for the six month period ending March 31, 2005 was 13.43% versus the Index return of 13.61%. Strong returns were widespread, as over 90% of the index constituents added value. The vast majority of the return was posted in the first quarter of the fiscal year when the Index rose 14.17%. Stocks reacted positively to a clean U.S. election, improved economic growth and falling oil prices during the quarter. In the second quarter, oil prices began rising again, and inflation concerns began to take hold. As a result the index struggled during the period, falling slightly less than 1%.

Energy companies benefited from oil price increases during the period. The 4 European Oil giants, Royal Dutch Petroleum Co. (+16.4%) Shell Transport & Trading Co. PLC (+22.3%) BP PLC (+8.6%) and Total Fina Elf SA (+15.2%) provided significant returns. These 4 companies together represent over 17% of the index, and accounted for 2.6 percentage points of the return during the period.

Financial companies, which represent almost 35% of the index had a very good period. The top 3 returns in the period were posted by Credit Suisse Group (+35.0%), AXA (+32.0%), and Allianz AG (+26.4%). These companies are domiciled in Switzerland, France and Germany, respectively. The strength across borders of these stocks exemplifies the strength of financial stocks during the period.

The streetTRACKS Dow Jones STOXX 50 fund consisted of 50 companies as of March 31, 2005.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT streetTRACKS DOW JONES STOXX 50 FUND

[LINE GRAPH]

                                                                   STREETTRACKS DOW JONES         DOW JONES STOXX 50 INDEX - US
                                                                       STOXX 50 FUND                    DOLLAR DENOMINATED
                                                                   ----------------------         -----------------------------
10/15/02                                                                  10000.00                           10000.00
12/31/02                                                                  10059.00                            9978.00
3/31/03                                                                    9129.00                            9132.00
6/30/03                                                                   11098.00                           11096.00
9/30/03                                                                   11279.00                           11287.00
12/31/03                                                                  13631.00                           13660.00
3/31/04                                                                   13384.00                           13423.00
6/30/04                                                                   13524.00                           13552.00
9/30/04                                                                   13776.00                           13815.00
12/31/04                                                                  15710.00                           15814.00
3/31/05                                                                   15626.00                           15695.00


(Funds performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's past performance is no guarantee of future results.)

                       [streetTRACKS Logo semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES STOXX 50 INDEX SHARES FUND
The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF MARCH 31, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                             NET ASSET              MARKET               DOW JONES STOXX 50 INDEX
                                               VALUE                VALUE             (Broad-Based Comparative Index)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 3/31/05                13.43%               13.33%                        13.61%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          56.26%               56.84%                        56.89%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to March 31, 2005.

    ---------------------------------------------------------------------------------------------------------------------
                                                                   AVERAGE ANNUAL TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                             NET ASSET              MARKET               DOW JONES STOXX 50 INDEX
                                               VALUE                VALUE             (Broad-Based Comparative Index)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 3/31/05                26.93%               26.73%                        29.15%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          20.04%               20.22%                        20.23%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to March 31, 2005.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2005

    ------------------------------------------------------------------------------------------------------
       DESCRIPTION                    HSBC
                                      HOLDINGS     VODAFONE      TOTAL FINA     GLAXOSMITHKLINE
                          BP PLC.     PLC          GROUP PLC     ELF SA         PLC
    ------------------------------------------------------------------------------------------------------
       MARKET VALUE                   1,591,653    1,463,134     1,251,286      1,212,191
                        $1,998,587
    ------------------------------------------------------------------------------------------------------
       % OF               6.70%       5.33         4.90          4.19           4.06
       NET ASSETS
    ------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2005*
[PIE CHART]

                                              CYCLICAL
                                               GOODS                  FOOD
                                                 &                      &       FINANCIAL
AUTOMOBILES   OTHER     BANKS     CHEMICALS   SERVICES    ENERGY    BEVERAGES   SERVICES    HEALTHCARE   INDUSTRIALS   INSURANCE
-----------   -----     -----     ---------   --------    ------    ---------   ---------   ----------   -----------   ---------
1.1           -0.1%     27.90       1.20        1.10      19.30       5.80        1.00         11.70        2.00         7.00

                                    NON-
                                  CYCLICAL
                                   GOODS
                                     &
AUTOMOBILES             MINING    SERVICES    RETAIL    SOFTWARE   TECHNOLOGY   TELECOMMUNICATIONS   UTILITIES
-----------             ------    --------    ------    --------   ----------   ------------------   ---------
1.1                      1.10       2.10       1.00       1.00        2.20             12.10           2.50

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                       [streetTRACKS Logo semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES EURO STOXX 50 INDEX FUND
The streetTRACKS Dow Jones EURO STOXX 50 Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones EURO STOXX 50 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The Fund performance for the six month period ending March 31, 2005 was 17.63% versus the Index return of 17.75%. The returns were very widespread, as each stock in the index added value during the period. The vast majority of the return was posted in the first quarter of the fiscal year when the Index rose 18.64%. Stocks reacted positively to a clean U.S. election, improved economic growth and falling oil prices during the quarter. In the second quarter, oil prices began rising again, and inflation concerns began to take hold. As a result the index struggled during the period, falling slightly less than 1%.

Energy companies benefited from oil price increases during the period. The 2 giant Euroland oil companies, Royal Dutch Petroleum Co. (+16.4%) and Total Fina Elf SA (+15.2%) provided solid returns. While these returns were slightly lower than the index, these names represent well over 12% of the index, and were responsible for 2.24 percentage points of the overall return, by far the largest contributions to return.

Financial companies, which represent almost 30% of the index, also posted strong returns during the period. The top 2 returns in the period were posted by San Paolo IMI SpA (+39.1%) and AXA (+32.0%.) San Paolo reported much better than expected earnings, while AXA reported better earnings and an improved outlook for the near future.

The streetTRACKS Dow Jones EURO STOXX 50 Fund consisted of 51 companies as of March 31, 2005.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT streetTRACKS DOW JONES EURO STOXX 50 FUND

[LINE GRAPH]

                                                                STREETTRACKS DOW JONES EURO          DOW JONES EURO STOXX 50
                                                                       STOXX 50 FUND              INDEX - US DOLLAR DENOMINATED
                                                                ---------------------------       -----------------------------
10/15/02                                                                  10000.00                           10000.00
12/31/02                                                                  10343.00                           10283.00
3/31/03                                                                    9148.00                            9156.00
6/30/03                                                                   11657.00                           11641.00
9/30/03                                                                   11746.00                           11732.00
12/31/03                                                                  14658.00                           14657.00
3/31/04                                                                   14443.00                           14452.00
6/30/04                                                                   14685.00                           14664.00
9/30/04                                                                   14590.00                           14562.00
12/31/04                                                                  17299.00                           17325.00
3/31/05                                                                   17161.00                           17147.00


(Fund's performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions of the redemption of Fund shares. The Fund's past performance is no guarantee of future results.)

                       [streetTRACKS Logo semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES EURO STOXX 50 INDEX SHARES FUND
The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF MARCH 31, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                             NET ASSET              MARKET
                                               VALUE                VALUE              DOW JONES EURO STOXX 50 INDEX
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 3/31/05                17.63%               16.85%                        17.75%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          71.61%               70.61%                        62.08%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to March 31, 2005.

    ---------------------------------------------------------------------------------------------------------------------
                                                                   AVERAGE ANNUAL TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                             NET ASSET              MARKET
                                               VALUE                VALUE              DOW JONES EURO STOXX 50 INDEX
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 3/31/05                35.35%               33.79%                        38.78%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          24.73%               24.43%                        21.85%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to March 31, 2005.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2005

    ---------------------------------------------------------------------------------------------------------------------
       DESCRIPTION                                                                             BANCO SANTANDER
                                                                                               CENTRAL HISPANO
                          TOTAL FINA     ROYAL DUTCH       SANOFI-                             SA
                          ELF SA         PETROLEUM CO.     SYNTHELABO SA     TELEFONICA SA
    ---------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $9,618,059     8,564,686         5,869,936         5,258,005         5,235,905
    ---------------------------------------------------------------------------------------------------------------------
       % OF               6.81%          6.06              4.16              3.72              3.71
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2005*
[PIE CHART]

                                                             CYCLICAL
                                                              GOODS                  FOOD
                                                                &                      &       FINANCIAL
AUTOMOBILES   OTHER     BANKS     CHEMICALS   CONSTRUCTION   SERVICES    ENERGY    BEVERAGES   SERVICES    HEALTHCARE   INDUSTRIALS
-----------   -----     -----     ---------   ------------   --------    ------    ---------   ---------   ----------   -----------
1.8           -0.1      19.00       4.00          1.80         2.70      17.40       3.10        1.70         4.20         3.20

                                                NON-
                                              CYCLICAL
                                               GOODS
                                                 &
AUTOMOBILES            INSURANCE    MEDIA     SERVICES    RETAIL    TECHNOLOGY   TELECOMMUNICATIONS   UTILITIES
-----------            ---------    -----     --------    ------    ----------   ------------------   ---------
1.8                      10.80       1.60       1.90       1.50        5.90             10.40           9.10

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

STREETTRACKS INDEX SHARES STOXX 50 FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCKS -- 100.09%
BELGIUM -- 1.05%
FINANCIAL SERVICES -- 1.05%
Fortis*..............................     10,988   $   314,315
                                                   -----------
FINLAND -- 2.19%
TECHNOLOGY -- 2.19%
Nokia Oyj............................     42,109       654,534
                                                   -----------
FRANCE -- 11.04%
BANKS -- 3.18%
BNP Paribas SA.......................      7,545       535,890
Societe Generale*....................      3,978       414,376
                                                   -----------
                                                       950,266
                                                   -----------
ENERGY -- 4.19%
Total Fina Elf SA....................      5,334     1,251,286
                                                   -----------
INSURANCE -- 1.23%
AXA*.................................     13,700       365,897
                                                   -----------
NON-CYCLICAL GOODS & SERVICES -- 0.75%
L'Oreal SA*..........................      2,787       223,666
                                                   -----------
RETAIL -- 0.96%
Carrefour SA*........................      5,392       286,896
                                                   -----------
UTILITIES -- 0.73%
Suez SA..............................      8,031       216,682
                                                   -----------
TOTAL FRANCE COMMON STOCKS...........                3,294,693
                                                   -----------
GERMANY -- 11.48%
AUTOMOBILES -- 1.13%
DaimlerChrysler AG (1)*..............      7,503       336,711
                                                   -----------
BANKS -- 1.41%
Deutsche Bank AG.....................      4,868       421,042
                                                   -----------
CHEMICALS -- 1.17%
BASF AG..............................      4,898       348,139
                                                   -----------
INDUSTRIALS -- 1.99%
Siemens AG...........................      7,508       595,712
                                                   -----------
INSURANCE -- 1.36%
Allianz AG...........................      3,193       406,471
                                                   -----------
SOFTWARE -- 1.06%
SAP AG...............................      1,956       316,010
                                                   -----------
TELECOMMUNICATIONS -- 1.57%
Deutsche Telekom AG*.................     23,464       469,623
                                                   -----------
UTILITIES -- 1.79%
E.ON AG*.............................      6,198       533,176
                                                   -----------
TOTAL GERMANY COMMON STOCKS..........                3,426,884
                                                   -----------
ITALY -- 4.12%
ENERGY -- 2.01%
Eni SpA*.............................     23,032       599,569
                                                   -----------
INSURANCE -- 1.08%
Assicurazioni Generali SpA*..........      9,949       321,963
                                                   -----------
TELECOMMUNICATIONS -- 1.03%
Telecom Italia SpA...................     80,865       307,406
                                                   -----------
TOTAL ITALY COMMON STOCKS............                1,228,938
                                                   -----------

                                        SHARES        VALUE
                                        ------        -----
NETHERLANDS -- 9.14%
BANKS -- 1.28%
ABN AMRO Holding NV..................     15,343   $   381,662
                                                   -----------
CYCLICAL GOODS & SERVICES -- 1.10%
Philips Electronics NV...............     11,846       327,158
                                                   -----------
ENERGY -- 3.78%
Royal Dutch Petroleum Co. ...........     18,827     1,128,487
                                                   -----------
FOOD & BEVERAGES -- 1.17%
Unilever NV..........................      5,114       348,936
                                                   -----------
INSURANCE -- 1.81%
ING Groep NV.........................     17,867       541,046
                                                   -----------
TOTAL NETHERLANDS COMMON STOCKS......                2,727,289
                                                   -----------
SPAIN -- 6.30%
BANKS -- 3.98%
Banco Bilbao Vizcaya Argentaria SA...     30,570       499,013
Banco Santander Central Hispano SA
  (1)*...............................     56,405       688,350
                                                   -----------
                                                     1,187,363
                                                   -----------
TELECOMMUNICATIONS -- 2.32%
Telefonica SA........................     39,633       692,281
                                                   -----------
TOTAL SPAIN COMMON STOCKS............                1,879,644
                                                   -----------
SWEDEN -- 1.27%
TELECOMMUNICATIONS -- 1.27%
Telefonaktiebolaget LM Ericsson
  (1)*...............................    133,730       377,844
                                                   -----------
SWITZERLAND -- 14.08%
BANKS -- 4.27%
Credit Suisse Group*.................     10,929       470,849
UBS AG (1)...........................      9,492       804,339
                                                   -----------
                                                     1,275,188
                                                   -----------
FOOD & BEVERAGES -- 3.32%
Nestle SA (1)........................      3,608       990,618
                                                   -----------
HEALTHCARE -- 5.80%
Novartis AG..........................     22,463     1,051,628
Roche Holding AG*....................      6,299       677,517
                                                   -----------
                                                     1,729,145
                                                   -----------
INSURANCE -- 0.69%
Swiss Reinsurance*...................      2,864       205,807
                                                   -----------
TOTAL SWITZERLAND COMMON STOCKS......                4,200,758
                                                   -----------
UNITED KINGDOM -- 39.42%
BANKS -- 13.74%
Barclays PLC.........................     58,185       594,810
HBOS PLC.............................     35,367       551,343
HSBC Holdings PLC....................    100,636     1,591,653
Lloyds TSB Group PLC.................     50,507       456,193
Royal Bank of Scotland Group PLC.....     28,498       906,830
                                                   -----------
                                                     4,100,829
                                                   -----------
ENERGY -- 9.30%
BP PLC...............................    192,831     1,998,587
Shell Transport & Trading Co. PLC....     86,520       776,568
                                                   -----------
                                                     2,775,155
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES STOXX 50 FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FOOD & BEVERAGES -- 1.28%
Diageo PLC...........................     27,171   $   383,013
                                                   -----------
HEALTHCARE -- 5.90%
AstraZeneca PLC......................     13,928       549,000
GlaxoSmithKline PLC..................     52,886     1,212,191
                                                   -----------
                                                     1,761,191
                                                   -----------
INSURANCE -- 0.83%
Aviva PLC............................     20,558       246,674
                                                   -----------
MINING -- 1.06%
Anglo American PLC...................     13,376       317,205
                                                   -----------
NON-CYCLICAL GOODS & SERVICES -- 1.40%
Tesco PLC............................     69,931       418,228
                                                   -----------
TELECOMMUNICATIONS -- 5.91%
BT Group PLC.........................     76,891       298,577
Vodafone Group PLC...................    551,110     1,463,134
                                                   -----------
                                                     1,761,711
                                                   -----------
TOTAL UNITED KINGDOM COMMON STOCKS...               11,764,006
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost -- $24,919,674)..............               29,868,905
                                                   -----------

                                        SHARES        VALUE
                                        ------        -----
SHORT TERM INVESTMENTS -- 9.39%
UNITED STATES -- 9.39%
MONEY MARKET FUND -- 9.39%
AIM Short Term Investment Class Prime
  Fund -- (Cost -- $1,784)...........      1,784   $     1,784
UBS Private Money Market Fund, LLC
  (Cost -- $2,799,190) (2)...........  2,799,190     2,799,190
                                                   -----------
                                                     2,800,974
                                                   -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost -- $2,800,974)...............                2,800,974
                                                   -----------
TOTAL INVESTMENTS -- 109.48%
  (Cost -- $27,720,648)..............               32,669,879
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (9.48)%..................               (2,828,970)
                                                   -----------
NET ASSETS -- 100.00%................              $29,840,909
                                                   ===========

 *  Non-income producing security
(1) Security, or portion thereof, was on loan at March 31, 2005
(2) Investments of cash collateral for securities loaned

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES EURO STOXX 50 FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                       SHARES        VALUE
                                     ----------      -----
COMMON STOCKS -- 100.08%
BELGIUM -- 1.69%
FINANCIAL SERVICES -- 1.69%
Fortis (1)*........................      83,642   $  2,392,604
                                                  ------------
FINLAND -- 3.52%
TECHNOLOGY -- 3.52%
Nokia Oyj..........................     319,959      4,973,383
                                                  ------------
FRANCE -- 32.23%
BANKS -- 6.02%
BNP Paribas SA (1).................      57,104      4,055,861
Credit Agricole S.A. (1)*..........      46,494      1,267,131
Societe Generale*..................      30,514      3,178,550
                                                  ------------
                                                     8,501,542
                                                  ------------
CHEMICALS -- 0.97%
L'Air Liquide SA (1)*..............       7,442      1,372,456
                                                  ------------
CONSTRUCTION -- 1.82%
Compagnie de Saint-Gobain..........      23,351      1,426,362
Lafarge SA (1)*....................      11,737      1,139,473
                                                  ------------
                                                     2,565,835
                                                  ------------
CYCLICAL GOODS & SERVICES -- 0.93%
LVMH Moet Hennessy Louis Vuitton
  SA...............................      17,626      1,321,770
                                                  ------------
ENERGY -- 6.81%
Total Fina Elf SA..................      41,000      9,618,059
                                                  ------------
FOOD & BEVERAGES -- 1.22%
Groupe Danone (1)*.................      17,237      1,719,358
                                                  ------------
HEALTHCARE -- 4.16%
Sanofi-Synthelabo SA (1)...........      69,432      5,869,936
                                                  ------------
INSURANCE -- 1.98%
AXA (1)*...........................     104,527      2,791,687
                                                  ------------
MEDIA -- 1.60%
Vivendi Universal SA (1)*..........      73,551      2,258,805
                                                  ------------
NON-CYCLICAL GOODS & SERVICES -- 1.21%
L'Oreal SA*........................      21,382      1,715,978
                                                  ------------
RETAIL -- 1.53%
Carrefour SA (1)*..................      40,759      2,168,691
                                                  ------------
TECHNOLOGY -- 0.73%
Alcatel SA*........................      84,853      1,032,213
                                                  ------------
TELECOMMUNICATIONS -- 2.08%
France Telecom SA..................      97,693      2,932,931
                                                  ------------
UTILITIES -- 1.17%
Suez SA (1)........................      61,311      1,654,215
                                                  ------------
TOTAL FRANCE COMMON STOCKS.........                 45,523,476
                                                  ------------
GERMANY -- 22.11%
AUTOMOBILES -- 1.82%
DaimlerChrysler AG (1)*............      57,214      2,567,587
                                                  ------------
BANKS -- 2.29%
Deutsche Bank AG...................      37,312      3,227,178
                                                  ------------

                                       SHARES        VALUE
                                     ----------      -----
CHEMICALS -- 3.06%
BASF AG............................      37,406   $  2,658,738
Bayer AG...........................      50,100      1,658,415
Lanxess AG*........................           1              8
                                                  ------------
                                                     4,317,161
                                                  ------------
INDUSTRIALS -- 3.21%
Siemens AG.........................      57,161      4,535,361
                                                  ------------
INSURANCE -- 3.26%
Allianz AG.........................      24,106      3,068,711
Muenchener Rueckversicherungs-
  Gesellschaft AG*.................      12,723      1,536,804
                                                  ------------
                                                     4,605,515
                                                  ------------
TECHNOLOGY -- 1.68%
SAP AG.............................      14,706      2,375,894
                                                  ------------
TELECOMMUNICATIONS -- 2.53%
Deutsche Telekom AG*...............     178,571      3,574,029
                                                  ------------
UTILITIES -- 4.26%
E.ON AG*...........................      47,439      4,080,884
RWE AG (1)*........................      31,957      1,937,510
                                                  ------------
                                                     6,018,394
                                                  ------------
TOTAL GERMANY COMMON STOCKS........                 31,221,119
                                                  ------------
ITALY -- 10.89%
BANKS -- 2.20%
San Paolo IMI SpA*.................      73,514      1,154,153
UniCredito Italiano SpA*...........     332,750      1,959,037
                                                  ------------
                                                     3,113,190
                                                  ------------
ENERGY -- 3.23%
Eni SpA (1)*.......................     174,987      4,555,259
                                                  ------------
INSURANCE -- 1.74%
Assicurazioni Generali SpA*........      75,840      2,454,280
                                                  ------------
TELECOMMUNICATIONS -- 2.07%
Telecom Italia Mobile SpA (TIM)*...      86,401        579,983
Telecom Italia SpA.................     614,823      2,337,235
                                                  ------------
                                                     2,917,218
                                                  ------------
UTILITIES -- 1.65%
Enel SpA*..........................     243,588      2,336,354
                                                  ------------
TOTAL ITALY COMMON STOCKS..........                 15,376,301
                                                  ------------
NETHERLANDS -- 16.24%
BANKS -- 2.06%
ABN AMRO Holding NV................     116,828      2,906,131
                                                  ------------
CYCLICAL GOODS & SERVICES -- 1.77%
Philips Electronics NV (1).........      90,286      2,493,479
                                                  ------------
ENERGY -- 6.06%
Royal Dutch Petroleum Co. .........     142,888      8,564,686
                                                  ------------
FOOD & BEVERAGES -- 1.90%
Unilever NV........................      39,213      2,675,567
                                                  ------------
INSURANCE -- 3.82%
Aegon NV...........................      94,466      1,278,064
ING Groep NV.......................     136,127      4,122,176
                                                  ------------
                                                     5,400,240
                                                  ------------

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES EURO STOXX 50 FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                       SHARES        VALUE
                                     ----------      -----
NON-CYCLICAL GOODS & SERVICES -- 0.63%
Koninklijke Ahold NV*..............     106,674   $    895,607
                                                  ------------
TOTAL NETHERLANDS COMMON STOCKS....                 22,935,710
                                                  ------------
SPAIN -- 13.40%
BANKS -- 6.40%
Banco Bilbao Vizcaya Argentaria SA
  (1)..............................     232,596      3,796,805
Banco Santander Central Hispano SA
  (1)*.............................     429,042      5,235,905
                                                  ------------
                                                     9,032,710
                                                  ------------
ENERGY -- 1.24%
Repsol YPF SA......................      65,841      1,747,344
                                                  ------------
TELECOMMUNICATIONS -- 3.72%
Telefonica SA......................     301,020      5,258,005
                                                  ------------
UTILITIES -- 2.04%
Endesa SA..........................      65,399      1,474,677
Iberdrola SA(1)....................      53,881      1,413,134
                                                  ------------
                                                     2,887,811
                                                  ------------
TOTAL SPAIN COMMON STOCKS..........                 18,925,870
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost -- $110,424,552)...........                141,348,463
                                                  ------------

                                       SHARES        VALUE
                                     ----------      -----
SHORT TERM INVESTMENTS -- 23.40%
UNITED STATES -- 23.40%
MONEY MARKET FUND -- 23.40%
AIM Short Term Investment Class
  Prime Fund (Cost -- $62,023).....      62,023   $     62,023
UBS Private Money Market Fund, LLC
  (Cost -- $32,989,090)(2).........  32,989,090     32,989,090
                                                  ------------
                                                    33,051,113
                                                  ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost -- $33,051,113)............                 33,051,113
                                                  ------------
TOTAL INVESTMENTS -- 123.48%
  (Cost -- $143,475,665)...........                174,399,576
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (23.48)%...............                (33,158,241)
                                                  ------------
NET ASSETS -- 100.00%..............               $141,241,335
                                                  ============

 *  Non-income producing security
(1) Security, or portion thereof, was on loan at March 31, 2005
(2) Investments of cash collateral for securities loaned

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              STREETTRACKS   STREETTRACKS
                                                               DOW JONES       DOW JONES
                                                                STOXX 50     EURO STOXX 50
                                                                  FUND           FUND
                                                              ------------   -------------
ASSETS
  Investments in securities at value (cost -- $24,921,458
    and $110,486,575 respectively)*.........................  $29,870,689    $141,410,486
  Investments of cash collateral received for securities
    loaned, at value (cost -- $2,799,190 and $32,989,090,
    respectively)...........................................    2,799,190      32,989,090
  Foreign currency, at value (cost -- $39,378 and $8,571,
    respectively)...........................................       38,717           8,593
  Receivable for investments sold...........................       30,208              --
  Dividends receivable......................................      144,510         115,637
                                                              -----------    ------------
         TOTAL ASSETS.......................................   32,883,314     174,523,806
                                                              -----------    ------------
LIABILITIES
  Payable for cash collateral for securities loaned.........    2,799,190      32,989,090
  Payable for investments purchased.........................        4,901              --
  Distributions payable.....................................      228,064         250,740
  Accrued trustees fees.....................................        2,691          10,359
  Accrued advisory fee......................................        7,559          32,282
                                                              -----------    ------------
         TOTAL LIABILITIES..................................    3,042,405      33,282,471
                                                              -----------    ------------
         NET ASSETS.........................................  $29,840,909    $141,241,335
                                                              ===========    ============
NET ASSETS REPRESENTED BY:
  Paid in capital...........................................  $25,036,373    $110,518,436
  Distributions in excess of net investment income..........      (50,721)       (487,364)
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................      (92,835)        285,321
  Net unrealized appreciation on investments and foreign
    currency................................................    4,948,092      30,924,942
                                                              -----------    ------------
         NET ASSETS.........................................  $29,840,909    $141,241,335
                                                              ===========    ============
NET ASSETS VALUE PER SHARE
  Net asset value per share.................................  $     37.30    $      39.79
                                                              ===========    ============
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................      800,000       3,550,000
                                                              ===========    ============

* Includes $2,662,442 and $31,392,639, respectively, of investments in securities on loan, at value.

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              STREETTRACKS   STREETTRACKS
                                                               DOW JONES       DOW JONES
                                                                STOXX 50     EURO STOXX 50
                                                                  FUND           FUND
                                                              ------------   -------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes, $42,155 and
    $90,354, respectively)..................................   $  327,626     $   512,747
  Securities lending-net....................................        2,063          21,060
                                                               ----------     -----------
  TOTAL INVESTMENT INCOME...................................      329,689         533,807
                                                               ----------     -----------
EXPENSES:
  Advisory fee..............................................       40,765         160,333
  Trustees fees and expenses................................        5,924          21,376
                                                               ----------     -----------
  TOTAL EXPENSES............................................       46,689         181,709
                                                               ----------     -----------
  NET INVESTMENT INCOME.....................................      283,000         352,098
                                                               ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) IN INVESTMENTS:
  Net realized gain on investments and foreign currency
    transactions............................................       20,513         336,816
  Net change in unrealized appreciation on investments and
    foreign currency........................................    3,110,122      15,969,453
                                                               ----------     -----------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
       FOREIGN CURRENCY.....................................    3,130,635      16,306,269
                                                               ----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $3,413,635     $16,658,367
                                                               ==========     ===========

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     STREETTRACKS DOW JONES              STREETTRACKS DOW JONES
                                                          STOXX 50 FUND                    EURO STOXX 50 FUND
                                                ---------------------------------   ---------------------------------
                                                    FOR THE           FOR THE           FOR THE           FOR THE
                                                SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                 MARCH 31, 2005    SEPTEMBER 30,     MARCH 31, 2005    SEPTEMBER 30,
                                                  (UNAUDITED)           2004          (UNAUDITED)           2004
                                                ----------------   --------------   ----------------   --------------
FROM OPERATIONS:
  Net investment income.......................    $   283,000       $   582,689       $    352,098      $  1,652,194
  Net realized gain (loss) on investments and
    foreign currency transactions.............         20,513          (121,105)           336,816        12,867,239
  Net change in unrealized appreciation on
    investments and foreign currency..........      3,110,122         1,164,330         15,969,453         6,731,659
                                                  -----------       -----------       ------------      ------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS................................      3,413,635         1,625,914         16,658,367        21,251,092
                                                  -----------       -----------       ------------      ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED
  IN PRICE OF SHARES ISSUED AND REDEEMED,
  NET.........................................            138             4,367             24,996            16,527
                                                  -----------       -----------       ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.......................       (275,107)         (601,360)          (362,121)       (1,760,293)
                                                  -----------       -----------       ------------      ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares........      1,805,862        15,509,127         31,595,005        27,470,917
  Cost of shares redeemed.....................             --           (62,983)                --       (39,019,051)
                                                  -----------       -----------       ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS............      1,805,862        15,446,144         31,595,005       (11,548,134)
                                                  -----------       -----------       ------------      ------------
  Net increase in net assets during period....      4,944,528        16,475,065         47,916,247         7,959,192
  Net assets at beginning of period...........     24,896,381         8,421,316         93,325,088        85,365,896
                                                  -----------       -----------       ------------      ------------
NET ASSETS AT END OF PERIOD (1)...............    $29,840,909       $24,896,381       $141,241,335      $ 93,325,088
                                                  ===========       ===========       ============      ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold.................................         50,000           450,000            800,000           800,000
  Shares redeemed.............................             --            (1,971)                --        (1,102,046)
                                                  -----------       -----------       ------------      ------------
NET INCREASE (DECREASE).......................         50,000           448,029            800,000          (302,046)
                                                  ===========       ===========       ============      ============
(1) Including undistributed (distributions in
  excess of) net investment income: ..........    $   (50,721)      $   129,109       $   (487,364)     $    863,352
                                                  ===========       ===========       ============      ============

* For the period October 15, 2002 through September 30, 2003.

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD IS PRESENTED BELOW:
--------------------------------------------------------------------------------

                                            STREETTRACKS DOW JONES                            STREETTRACKS DOW JONES
                                                 STOXX 50 FUND                                  EURO STOXX 50 FUND
                                -----------------------------------------------   -----------------------------------------------
                                 FOR THE SIX     FOR THE YEAR    FOR THE PERIOD    FOR THE SIX     FOR THE YEAR    FOR THE PERIOD
                                 MONTHS ENDED        ENDED           ENDED         MONTHS ENDED        ENDED           ENDED
                                MARCH 31, 2005   SEPTEMBER 30,   SEPTEMBER 30,    MARCH 31, 2005   SEPTEMBER 30,   SEPTEMBER 30,
                                 (UNAUDITED)         2004+           2003*         (UNAUDITED)         2004+           2003*
                                --------------   -------------   --------------   --------------   -------------   --------------
Net asset value, beginning of
  period......................     $ 33.20          $ 27.89          $25.34(4)       $  33.94         $ 27.97          $ 24.35(4)
                                   -------          -------          ------          --------         -------          -------
Income from investment
  operations:
Net investment income.........        0.37             0.99            1.20              0.13            0.64             0.97
Net realized and unrealized
  gain........................        4.08             5.16            2.50              5.84            6.14             3.59
                                   -------          -------          ------          --------         -------          -------
Total from investment
  operations..................        4.45             6.15            3.70              5.97            6.78             4.56
                                   -------          -------          ------          --------         -------          -------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net.........................          --(5)          0.01           (0.49)               --(5)         0.01            (0.30)
                                   -------          -------          ------          --------         -------          -------
Distributions to shareholders
  from:
Net investment income.........       (0.35)           (0.85)          (0.66)            (0.12)          (0.82)           (0.64)
                                   -------          -------          ------          --------         -------          -------
Net asset value, end of
  period......................     $ 37.30          $ 33.20          $27.89          $  39.79         $ 33.94          $ 27.97
                                   =======          =======          ======          ========         =======          =======
Total return (1)..............       13.43%           22.13%          12.79%            17.63%          24.21%           17.46%
Net assets, end of period
  (in 000's)..................     $29,841          $24,896          $8,421          $141,241         $93,325          $85,366
Ratio of expenses to average
  net assets..................        0.33%(2)         0.33%           0.35%(2)          0.33%(2)        0.33%            0.35%(2)
Ratio of net investment income
  to average net assets.......        2.01%(2)         2.98%           2.96%(2)          0.64%(2)        1.92%            2.78%(2)
Portfolio turnover rate (3)...           1%               7%              6%                3%             11%               6%

---------------

 * For the period October 15, 2002 (commencement of operations) through September 30, 2003.

(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(2) Annualized

(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

(4) The beginning net assets values above have been adjusted to reflect reverse stock splits which were effective October 15, 2002, in order to adjust the net asset value per share of each Fund to be approximately 1/100th of the value of its respective index. The ratio of the reverse stock split for the streetTRACKS Dow Jones STOXX 50 Fund and the streetTRACKS Dow Jones EURO STOXX 50 Fund was 1:2.536 and 1:2.444 respectively.

(5) Amount is less than $0.005 per share

 + Effective July 1, 2004, SSgA Funds Management, Inc. succeeded UBS Global Asset Management (US) Inc. as the Fund's Adviser.

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Index Shares Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") and is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002. The Trust currently consists of two separate exchange-traded "index funds", (each referred to as a "Fund" and, collectively, as "the Funds") streetTRACKS Dow Jones STOXX 50 Fund and streetTRACKS Dow Jones EURO STOXX 50 Fund, each of which represents a separate series of beneficial interest in the Trust. Each Fund operates as a non-diversified investment company. The investment objective of each fund is to replicate as closely as possible, before expenses, the price and yield of a specified market index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Certain fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

The Funds intend to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes it's taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.

At March 31 2005, the Funds had no capital loss carryforwards.

For the six months ended March 31, 2005, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                 NET GAIN
                                                              RECLASS AMOUNT
----------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                              $  --
streetTRACKS Dow Jones EURO STOXX 50 Fund                            --

The Funds use the accounting practice of equalization. This accounting method was used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

The Funds incurred the following losses during the period November 1, 2003 through September 30, 2004 that are deferred for tax purposes until fiscal 2005:

                                                              DEFERRED LOSSES
-----------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Fund                                     $89,840
streetTRACKS DJ EURO STOXX 50 Fund                                     --

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring capital shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of capital shares.

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

3. FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY PARTIES TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisery Agreement with SSgA Funds Management, Inc. ("the Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by The Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Index Fund                       0.29%
streetTRACKS Dow Jones EURO STOXX 50 Fund                        0.29%

The Adviser pays the operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

DISTRIBUTOR

State Street Global Markets, LLC ("the Distributor") acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust (the "Principal Underwriting Agreement") which requires the Distributor to use its best efforts, consistent with its other businesses, to sell shares of streetTRACKS Index Shares. Shares of the Funds are offered continuously. The Distributor may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell streetTRACKS Index Shares. Management has not implemented a 12b-1 fee on any of the Funds.

TRUSTEES' FEES

The Trust pays fees and expenses of the Independent Trustees, including Trustee's legal counsel fees. The Trust pays each Independent Trustee an annual fee of $15,000, and a meeting fee of $300 per fund per board meeting attended. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees which are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee.

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, streetTRACKS Index Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS Index shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $3,000 to $12,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the custodian and used to offset the expense of processing orders.

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Index Fund                    $ 27,720,648     $5,124,759       $175,528       $ 4,949,231
streetTRACKS DJ EURO STOXX 50 Index Fund                143,475,665      3,163,216        239,305        30,923,911

6.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2005, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
------------------------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Index Fund                            $ 1,805,045         $0
streetTRACKS DJ EURO STOXX 50 Fund                              31,598,129          0

For the period ended March 31, 2005, the Trust had purchases and sales of investment securities as follows:

                                                              PURCHASES       SALES
--------------------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Index Fund                           $  562,471    $  393,930
streetTRACKS DJ EURO STOXX 50 Fund                             3,412,031     3,167,357

For the year ended September 30, 2004, the Trust did not pay any commissions to State Street Brokerage Services for Investment Transactions.

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund, October 15, 2002, the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

                                                               RATIO
---------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Index Fund                           1:2.536
streetTRACKS DJ EURO STOXX 50 Index Fund                      1:2.444

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolios receive compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees.

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF MARCH 31, 2005

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing bid/ask midpoint price for each of the Funds was at a discount or premium to the daily net asset value
(NAV). The following charts are for comparative purposes only and represent the periods noted.
   streetTRACKS DJ STOXX 50 FUND

    -----------------------------------------------------------------------------
                                          Bid/Offer Midpoint Price
                                                  Above NAV
    -----------------------------------------------------------------------------
                                 50 - 99          100 - 199           >200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       03/31/05                     4                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                    30                 7                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       9/30/04                     19                 7                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/04                     19                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/04                     13                 3                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                    14                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       9/30/03                      8                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/03                     13                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/03                     10                10                 1
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                    9                 7                 0
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                           Bid/Offer Midpoint Price
                                                   Below NAV
    -----------------------  -----------------------------------------------------
                                  50 - 99          100 - 199           >200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2005
       QUARTER ENDING:
       03/31/05                      5                 3                 6
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      1                 0                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       9/30/04                       1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/04                       1                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/04                       6                 2                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       9/30/03                       6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/03                       8                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/03                       6                 2                 0
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                     7                 3                 0
    -----------------------------------------------------------------------------

   * Commencement of trading October 21, 2002

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   streetTRACKS DJ EURO STOXX 50 FUND

    -----------------------------------------------------------------------------
                                          BID/OFFER MIDPOINT PRICE
                                                  ABOVE NAV
    -----------------------------------------------------------------------------
                                 50 - 99          100 - 199           >200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       03/31/05                    13                 4                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                    12                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       9/30/04                      8                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/04                     10                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/04                      9                 1                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                    11                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       9/30/03                      8                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/03                      6                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/03                     12                 6                 1
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                    5                 7                 1
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                           BID/OFFER MIDPOINT PRICE
                                                   BELOW NAV
    -----------------------  -----------------------------------------------------
                                  50 - 99          100 - 199           >200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2005
       QUARTER ENDING:
       03/31/05                      4                 8                 1
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      4                 0                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       9/30/04                       7                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/04                       5                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/04                       3                 8                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       9/30/03                       6                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/03                      11                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/03                      11                 4                 0
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                     9                 5                 0
    -----------------------------------------------------------------------------

   * Commencement of trading October 21, 2002

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees on brokerage charges and (2) ongoing costs, including management fees, trustee fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at October 1, 2004 and held for the six months ended March 31, 2005.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders are charged transaction fees of $3,000 to $12,000 per Creation Unit when creating or redeeming Creation Units. If you buy or sell streetTRACKS Index Fund Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                          BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID
                                                                VALUE             VALUE          DURING PERIOD*
                                                              10/01/04           3/31/05       10/01/04 TO 3/31/05
                                                          -----------------   --------------   -------------------
ACTUAL
  The streetTRACKS Dow Jones STOXX 50 Fund..............       $1,000           $1,134.30             $1.76
  The streetTRACKS Dow Jones EURO STOXX 50 Fund.........       $1,000           $1,176.30             $1.79
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
  The streetTRACKS Dow Jones STOXX 50 Fund..............       $1,000           $1,023.29             $1.66
  The streetTRACKS Dow Jones EURO STOXX 50 Fund.........       $1,000           $1,023.29             $1.66

* Expenses are equal to the Fund's annualized expense ratio of 0.33% and 0.33%, respectively, multiplied by the average account value for the period, multiplied by 182/365.

PROXY VOTING POLICIES

You may obtain a description of the Funds' proxy voting policies and procedures, without charge, upon request by contacting the Funds directly at 1-866-STRACKS (1-866-787-2257) (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, or on the Funds' website at www.streetTRACKS.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is also available without charge, upon request by calling 1-866-787-2257 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Funds' website at www.streetTRACKS.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q will be available upon request, without charge, by calling 1-866-787-2257 (toll free).

[STREETTRACKS LOGO] INDEX SHARES FUNDS

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters


OFFICERS
James E. Ross, President
Gary L. French, Treasurer
Mary Moran Zeven, Secretary
Scott Zoltowski, Assistant Secretary
Peter Ambrosini, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Center
Boston, MA 02111


DISTRIBUTOR
State Street Global Markets, LLC
225 Franklin Street
Boston, MA 02110


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd  Street
New York, New York 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110














streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor by calling 1-866-S-TRACKS or visiting WWW.STREETTRACKS.COM Please read the prospectus carefully before you invest.

The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS shares may be bought and sold on the exchange through any brokerage account, streetTRACKS shares are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., ("Dow Jones") Dow Jones does not make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of the principal invested. The streetTRACKS funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.










For more information on streetTRACKS, or to obtain a prospectus, call:
1-866-S-TRACKS

or visit
WWW.STREETTRACKS.COM

Please read the prospectus carefully before you invest or send money.




[STATE STREET GLOBAL ADVISORS LOGO]







                (C) 2002 State Street Corporation       ET0912-02

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required for this filing.  See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, James Ross, the Registrant's President and Chief Executive Officer, and Karen Gillogly, the Registrant's Treasurer and Chief Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Mr. Ross and Ms. Gillogly determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; This Form N-CSR is a Semi-Annual
Report.

   (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STREETTRACKS INDEX SHARES FUNDS

By:    /s/ James Ross
       -------------------------
       James Ross
       President and Chief Executive Officer

Date:  May 27, 2005
       -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James Ross
       -------------------------
       James Ross
       President and Chief Executive Officer

Date:  May 27, 2005
       -------------------------


By:    /s/ Karen Gillogly
       -------------------------
       Karen Gillogly
       Treasurer and Chief Financial Officer

Date:  May 26, 2005
       -------------------------